Guarantor Financial Information - Condensed Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 50,522	$ 205,171	$ (172,269)
Cash flows from investing activities:
Purchase of customer accounts receivables	0	0	0
Sale of customer accounts receivables	0	0	0
Purchase of property and equipment	(16,918)	(46,556)	(63,405)
Proceeds from sales of property	0	10,806	5,647
Net change in intercompany			0
Net cash used in investing activities	(16,918)	(35,750)	(57,758)
Cash flows from financing activities:
Proceeds from issuance of asset-backed notes	1,042,034	1,067,850	1,118,000
Payments on asset-backed notes	(1,000,027)	(1,032,842)	(399,750)
Borrowings from revolving credit facility	1,717,012	724,697	606,288
Payments on revolving credit facility	(1,817,512)	(876,404)	(805,193)
Repurchase of senior notes	0	0	(22,965)
Payment of debt issuance costs and amendment fees	(13,874)	(9,716)	(35,776)
Repurchases of common stock	0	0	(151,781)
Proceeds from stock issued under employee benefit plans	3,318	1,268	2,653
Excess tax benefits from stock-based compensation			0
Tax Payments associated with equity-based compensation transactions	(1,182)	(40)	(1,726)
Payments from extinguishment of debt	(836)	0	(483)
Other	(643)	(800)	(633)
Net cash (used in) provided by financing activities	(71,710)	(125,987)	308,634
Net change in cash, cash equivalents and restricted cash	(38,106)	43,434	78,607
Cash, cash equivalents and restricted cash, beginning of period	134,264	90,830	12,223
Borrowings from warehouse facility	79,940	0	0
Cash, cash equivalents and restricted cash, end of period	96,158	134,264	90,830
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	0	0	0
Cash flows from investing activities:
Purchase of customer accounts receivables	1,112,903	923,842	1,076,106
Sale of customer accounts receivables	(1,112,903)	(923,842)	(1,076,106)
Purchase of property and equipment	0	0	0
Proceeds from sales of property		0	0
Net change in intercompany			(160,739)
Net cash used in investing activities	0	0	(160,739)
Cash flows from financing activities:
Proceeds from issuance of asset-backed notes	0	0	0
Payments on asset-backed notes	0	0	0
Borrowings from revolving credit facility	0	0	0
Payments on revolving credit facility	0	0	0
Repurchase of senior notes			0
Payment of debt issuance costs and amendment fees	0	0	0
Repurchases of common stock			0
Proceeds from stock issued under employee benefit plans	0	0	0
Excess tax benefits from stock-based compensation			160,739
Tax Payments associated with equity-based compensation transactions	0	0	0
Payments from extinguishment of debt	0
Other	0	0	0
Net cash (used in) provided by financing activities	0	0	160,739
Net change in cash, cash equivalents and restricted cash	0	0	0
Cash, cash equivalents and restricted cash, beginning of period	0	0	0
Cash, cash equivalents and restricted cash, end of period	0	0	0
Conn's Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(3,318)	(1,268)	15,201
Cash flows from investing activities:
Purchase of customer accounts receivables	0	0	0
Sale of customer accounts receivables	0	0	0
Purchase of property and equipment	0	0	0
Proceeds from sales of property		0	0
Net change in intercompany			160,739
Net cash used in investing activities	0	0	160,739
Cash flows from financing activities:
Proceeds from issuance of asset-backed notes	0	0	0
Payments on asset-backed notes	0	0	0
Borrowings from revolving credit facility	0	0	0
Payments on revolving credit facility	0	0	0
Repurchase of senior notes			(22,965)
Payment of debt issuance costs and amendment fees	0	0	(3,847)
Repurchases of common stock			(151,781)
Proceeds from stock issued under employee benefit plans	3,318	1,268	2,653
Excess tax benefits from stock-based compensation			0
Tax Payments associated with equity-based compensation transactions	0	0	0
Payments from extinguishment of debt	0
Other	0	0	0
Net cash (used in) provided by financing activities	3,318	1,268	(175,940)
Net change in cash, cash equivalents and restricted cash	0	0	0
Cash, cash equivalents and restricted cash, beginning of period	0	0	0
Cash, cash equivalents and restricted cash, end of period	0	0	0
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(925,182)	(723,018)	(651,895)
Cash flows from investing activities:
Purchase of customer accounts receivables	0	0	0
Sale of customer accounts receivables	1,112,903	923,842	1,076,106
Purchase of property and equipment	(16,918)	(46,556)	(63,405)
Proceeds from sales of property		10,806	5,647
Net change in intercompany			0
Net cash used in investing activities	1,095,985	888,092	1,018,348
Cash flows from financing activities:
Proceeds from issuance of asset-backed notes	0	0	0
Payments on asset-backed notes	(77,104)	0	483
Borrowings from revolving credit facility	1,717,012	724,697	606,288
Payments on revolving credit facility	(1,817,512)	(876,404)	(805,193)
Repurchase of senior notes			0
Payment of debt issuance costs and amendment fees	(3,268)	(1,215)	(4,419)
Repurchases of common stock			0
Proceeds from stock issued under employee benefit plans	0	0	0
Excess tax benefits from stock-based compensation			(160,739)
Tax Payments associated with equity-based compensation transactions	(1,182)	(40)	(1,726)
Payments from extinguishment of debt	(836)		(483)
Other	(643)	(800)	(633)
Net cash (used in) provided by financing activities	(183,533)	(153,762)	(366,422)
Net change in cash, cash equivalents and restricted cash	(12,730)	11,312	31
Cash, cash equivalents and restricted cash, beginning of period	23,566	12,254	12,223
Cash, cash equivalents and restricted cash, end of period	10,836	23,566	12,254
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	979,022	929,457	464,425
Cash flows from investing activities:
Purchase of customer accounts receivables	(1,112,903)	(923,842)	(1,076,106)
Sale of customer accounts receivables	0	0	0
Purchase of property and equipment	0	0	0
Proceeds from sales of property		0	0
Net change in intercompany			0
Net cash used in investing activities	(1,112,903)	(923,842)	(1,076,106)
Cash flows from financing activities:
Proceeds from issuance of asset-backed notes	1,042,034	1,067,850	1,118,000
Payments on asset-backed notes	(922,923)	(1,032,842)	(400,233)
Borrowings from revolving credit facility	0	0	0
Payments on revolving credit facility	0	0	0
Repurchase of senior notes			0
Payment of debt issuance costs and amendment fees	(10,606)	(8,501)	(27,510)
Repurchases of common stock			0
Proceeds from stock issued under employee benefit plans	0	0	0
Excess tax benefits from stock-based compensation			0
Tax Payments associated with equity-based compensation transactions	0	0	0
Payments from extinguishment of debt	0
Other	0	0	0
Net cash (used in) provided by financing activities	108,505	26,507	690,257
Net change in cash, cash equivalents and restricted cash	(25,376)	32,122	78,576
Cash, cash equivalents and restricted cash, beginning of period	110,698	78,576	0
Cash, cash equivalents and restricted cash, end of period	$ 85,322	$ 110,698	$ 78,576